Notes Receivable, Related Parties	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Notes Receivable, Related Parties

At December 31, 2010 and 2009, notes receivable consist of:

	2010	2009
Note Receivable from ViviCells International, Inc., related party, has 10% annual interest, is due March 15, 2011, and is collateralized by security interests and a super priority lien on substantially all property and assets of ViviCells and its' subsidiaries currently existing or hereafter acquired or arising	200,000	—

Note Receivable from ViviCells International, Inc., related party, has 10% annual interest, is due March 15, 2011, and is collateralized by security interests and a super priority lien on substantially all property and assets of ViviCells and its' subsidiaries currently existing or hereafter acquired or arising	100,000	—

Convertible Note Receivable from China Stem Cells, Ltd, related party, has 7% annual interest, payable semi-annually through December 10, 2011, annual principal and interest payments of $33,438 from December 10, 2012 through December 10, 2016, when the note matures, and collateralized by a debt of share charge	125,000	—

	$325,000	$—